Deferred income tax assets and liabilities and income tax expense (Tables)	12 Months Ended
Dec. 31, 2024
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Schedule of temporary difference, unused tax losses and unused tax credits
Deferred income tax assets and liabilities break down as follows:

	As of January 1, 2024	Profit (loss)	Other comprehensive income (loss)	As of December 31, 2024
Tax losses and other unused tax credits (1)	7,932	(7,710)	—	222
Provisions	4,270	(1,608)	—	2,662
Employee benefit	1,255	32,700	3,570	37,525
Other	27	(27)	—	—

Assets for deferred income tax	13,484	23,355	3,570	40,409

Property, plant and equipment	(278,724)	232,175	—	(46,549)
Tax inflation adjustment	(102,239)	66,575	—	(35,664)
Trade and other receivables	(11,700)	918	—	(10,782)
Right-of-use assets, net	3,305	(8,284)	—	(4,979)
Borrowings	(968)	(2,082)	—	(3,050)
Inventories	(379)	213	—	(166)
Short-term investments	(164)	112	—	(52)

Liabilities for deferred income tax	(390,869)	289,627	—	(101,242)

Deferred income tax, net	(377,385)	312,982	3,570	(60,833)

	As of January 1, 2023	Profit (loss)	Other comprehensive income (loss)	As of December 31, 2023
Tax losses and other unused tax credits (1)	4,717	3,215	—	7,932
Provisions	4,706	(436)	—	4,270
Right-of-use assets, net	1,038	2,267	—	3,305
Employee benefit	3,909	(356)	(2,298)	1,255
Other	1,447	(1,420)	—	27

Assets for deferred income tax	15,817	3,270	(2,298)	16,789

Property, plant and equipment	(146,154)	(132,570)	—	(278,724)
Tax inflation adjustment	(108,363)	6,124	—	(102,239)
Trade and other receivables	(1,347)	(10,353)	—	(11,700)
Borrowings	(921)	(47)	—	(968)
Inventories	(898)	519	—	(379)
Short-term investments	(1,210)	1,046	—	(164)

Liabilities for deferred income tax	(258,893)	(135,281)	—	(394,174)

Deferred income tax, net	(243,076)	(132,011)	(2,298)	(377,385)

(1)	As of December 31, 2024 and 2023, the Company has recognized Net Operating Loss (“NOL”) based on the analysis of expected future taxable income in the following years, generated in Argentina.

Schedule of deferred income tax assets and liabilities	The following amounts, are disclosed in the consolidated statement of financial position:

	As of December 31, 2024	As of December 31, 2023
Deferred income tax assets, net	3,565	5,743

Deferred income tax assets, net	3,565	5,743

	As of December 31, 2024	As of December 31, 2023
Deferred income tax liabilities, net	64,398	383,128

Deferred income tax liabilities, net	64,398	383,128

Schedule of major components of tax expense income
Income tax breaks down as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Income tax
Current income tax	(426,288)	(16,393)	(92,089)
Deferred income tax	312,982	(132,011)	(71,890)

Income tax (expense) charged in the statement of profit or loss	(113,306)	(148,404)	(163,979)

Deferred income tax charged to other comprehensive income	3,570	(2,298)	1,463

Total income tax (expense)	(109,736)	(150,702)	(162,516)

Schedule of reconciliation of income taxes
Below is the reconciliation between income tax expense and the amount resulting from the application of the tax rate to profit income tax:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Profit before income tax	590,827	545,359	433,514
Effective income tax rate	30%	30%	30%

Income tax at the effective tax rate pursuant to effective tax regulations	(177,248)	(163,608)	(130,054)

Items that adjust income tax (expense) / benefit:
Nondeductible expenses	(12,797)	(13,328)	(18,735)
Inflation adjustment (1)	(236,920)	(146,077)	(153,517)
Effect on the measurement of monetary and nonmonetary items at functional currency	372,379	196,841	169,058
Unrecognized tax losses and other assets	(20,047)	(7,156)	(15,568)
Effect related to tax losses	12,197	—	—
Application of tax credits	(14,818)	16,077	6,229
Effect related to the difference in tax rate other than Mexican statutory rate	(32,902)	(34,317)	(25,762)
Other	(3,150)	3,164	4,370

Total income tax (expense)	(113,306)	(148,404)	(163,979)

(1)	See Note 30.2.

Summary of tax losses carryforwards
As of December 31, 2024, 2023 and 2022, VISTA and some subsidiaries in Mexico carry accumulated tax losses not recognized for which no deferred tax asset has been recognized. According to Mexican legislation, these accumulated tax losses not recognized shall be adjusted annually by the applicable index. Below are the updated accumulated tax losses not recognized and their due dates:

	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
2027	5,372	6,185	5,166
2028	63,097	72,643	60,727
2029	18,533	32,126	27,113
As from 2030	116,421	83,735	36,203

Total accumulated tax losses not recognized	203,423	194,689	129,209

Schedule of breakdown of income tax liability	Income tax liabilities break down as follows:

	As of December 31, 2024	As of December 31, 2023
Current
Income tax, net of withholdings and prepayments	382,041	3

Total current	382,041	3